Revenues from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		$ 5,790	$ 2,530	$ 1,405
Net derivative gain (loss)	[1]	4	(1)	0
Revenues		5,794	2,529	1,405
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	[2]	3,903	2,047	679
Revenues		3,907	2,046	679
Suspension Fees and LNG Cover Damages Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		0	435	0
Suspension Fees and LNG Cover Damages Revenue [Member] | Subsequent Period
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers			38
LNG—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		1,887	483	726
Revenues		$ 1,887	$ 483	$ 726

[1]	See Note 7—Derivative Instruments for additional information about our derivatives.
[2]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. During the year ended December 31, 2020, we recognized $435 million in LNG revenues associated with LNG cargoes for which customers notified us that they would not take delivery, of which $38 million would have been recognized during the year ended December 31, 2021 had the cargoes been lifted pursuant to the delivery schedules with the customers. We did not have revenues associated with LNG cargoes for which customers notified us that they would not take delivery during the years ended December 31, 2021 and 2019. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.